Common stock and Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Common stock and Stock-Based Compensation [Abstract]
Summary Of Common Stock Reserved For Issuance
Common stock reserved for issuance as of December 31, 2024 and 2023, is as follows:

	2024		2023
Series Seed Shadow Preferred	2,020,309		2,020,309
Series A Shadow Preferred	4,573,935		4,573,935
Series B Shadow Preferred	12,234,661		12,234,661
Series C Shadow Preferred	10,211,548		10,211,548
Series D Shadow Preferred	3,990,707		3,990,707
Series D Exchange Shadow Preferred	239,405		239,405
Series D-1 Shadow Preferred	3,662,318		3,662,318
Series D-2 Shadow Preferred	7,561,820		7,561,820
Warrants outstanding for future issuance of Series D Shadow and	756,172		1,094,667
Series D-2 Shadow preferred stock
Warrants outstanding for future issuance of common stock	—		2,063
Pay-to-Play warrants (estimated see Note 8)	1,127,088		721,086
Convertible Notes warrants - 2023		(a)		(a)
Pre-funded warrant (estimated see Note 8)	2,000,000		7,007,582
Pre-funded warrant April 2024 (estimated see Note 8)	4,500,000		—
Stock options and restricted stock units	41,018,458		21,354,809
Stock options available for future issuance	2,226,705		839,706

Total shares of common stock reserved	96,123,126		75,514,616

(a)	The number of warrants shares to be issued upon exercise of the 2023 Convertible Note Warrants is not determinable as of December 31, 2023 due to the variable settlement terms (see Note 8).

Summary Of Option Activity
A summary of stock option activity is as follows:

(Value in thousands, life in years)	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
Outstanding as of December 31, 2024	28,360,635	$1.27	9.2	$22,741
Granted	1,347,536	3.57
Exercised	(15,080)	1.18
Forfeited	(374,308)	1.31

Outstanding as of September 30, 2025	29,318,783	$1.37	8.5	68,324

Vested and expected to vest as of September 30, 2025	29,318,783	$1.37	8.5	68,324

Exercisable as of September 30, 2025	15,847,903	$1.48	8.1	38,507

A summary of stock option activity as of December 31, 2024 is as follows:

	Number of options outstanding	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value (in thousands)
Outstanding options at December 31, 2022	1,325,844	$9.10	5.6	$925
Granted	15,141,280	0.44
Exercised	(1,000)	0.80
Expired	(8,601)	0.80
Forfeited	(19,543)	15.53

Outstanding options at December 31, 2023	16,437,980	$1.12	9.3	$13,907
Granted	21,329,457	0.92
Exercised	(65,646)	1.49
Expired	(5,500)	0.74
Forfeited	(1,333,107)	1.54

Outstanding options at December 31, 2024	36,363,184	$0.99	9.2	$22,845

Vested/expected to vest at December 31, 2024	35,560,434	$0.99	9.1	$22,492
Exercisable options at December 31, 2024	9,614,865	$1.58	8.3	$7,066

Summary of Stock-based Compensation Expense
The Company recorded stock-based compensation expense for stock options and RSUs as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in thousands)	2025	2024	2025	2024
Research and development	$3,700	$189	$12,871	$539
Selling, general and administrative	5,786	170	15,221	503

Total	$9,486	$359	$28,092	$1,042

The Company recorded stock-based compensation expense for stock options and the
2024
cancellation of
135,400
RSUs during the years ended December
31
,
2024
and
2023
, as follows (in thousands):

	2024	2023
Research and development	$1,106	$372
Selling, general and administrative	2,741	2,111
Total	$3,847	$2,483

Summary Of The Grant Date Fair Value Of The Company's Stock Options

	2024	2023
Risk-free interest rate	3.99% - 4.43%	4.44% - 4.46%
Expected life, in years	5.00 - 6.22	5.00 - 6.01
Expected volatility	56.92% - 57.51%	56.74% - 57.56%
Dividend yield	— %	— %
Weighted average fair value of common stock	$0.88	$0.25

Summary Of Company's RSU Activity Issued
A summary of the Company’s RSU activity is as follows:

	Number of RSUs (1)	Weighted average grant date fair value
Balance as of December 31, 2024	3,630,447	$1.53
Granted	8,872,307	2.67
Issued	(1,331,257)	2.64
Forfeited	(406,649)	2.29

Balance as of September 30, 2025	10,764,848	$2.30

(1)
As of September 30, 2025, 1,973,365 of the RSUs have vested but have not yet been issued to the award holders. As no conditions remain in order for these shares of common stock to be issuable, these awards have been included in the weighted average shares outstanding calculation for purposes of earnings per share (see Note 18).

A summary of the Company’s RSU activity issued under the 2011 Amended Plan, inclusive of the
6,000,000 RSUs issued to an investor (see Notes 7 and 13), for the years ended December 31, 2024 and 2023 is as follows:

	Awards	Weighted- average grant date fair value (per share)
Nonvested as of January 1, 2023	137,909	$15.28
Issued	10,929,820	$0.60
Exercised	(6,000,000)	$0.44
Forfeited	(150,900)	$1.98

Nonvested as of December 31, 2023	4,916,829	$1.18
Forfeited	(254,555)	$0.88
Expired	(7,000)	$0.82

Nonvested as of December 31, 2024	4,655,274	$1.19